SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Schedule of segment reporting
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2019
Sales to external customers	10,116	3,516	20,798	3,343	662	32	—	38,467
Intersegment sales**	24	766	92	208	1,888	178	(3,156)	—
Operating income (loss)	(323)	473	(290)	178	770	(112)	(85)	611
Depreciation and amortization	271	149	622	166	220	71	—	1,499
Impairment	600	—	497	—	—	—	—	1,097
Capital expenditures	326	164	690	252	240	144	—	1,816
Six months ended June 30, 2018
Sales to external customers	10,057	3,553	21,056	3,944	525	49	—	39,184
Intersegment sales**	51	626	112	265	1,564	132	(2,750)	—
Operating income (loss)	968	584	1,433	602	440	(120)	23	3,930
Depreciation and amortization	263	143	610	158	214	35	—	1,423
Impairment	—	86	—	—	—	—	—	86
Capital expenditures	270	83	539	234	226	16	—	1,368

*    Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
** Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2019	2018
Operating income	611	3,930
Income from investments in associates, joint ventures and other investments	302	242
Financing costs - net	(719)	(887)
Income before taxes	194	3,285
Income tax expense	(149)	(184)
Net income (including non-controlling interests)	45	3,101

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2019	2018
Americas
United States	8,472	8,052
Brazil	2,580	2,388
Canada	1,595	1,707
Mexico	1,056	1,059
Argentina	465	580
Others Americas	601	648
Total Americas	14,769	14,434

Europe
Germany	3,254	3,527
France	2,321	2,399
Poland	2,108	2,387
Spain	2,139	2,343
Italy	2,368	1,675
Turkey	770	941
Czech Republic	755	935
United Kingdom	784	756
Belgium	722	673
Russia	487	656
Netherlands	591	614
Romania	408	354
Others Europe	2,785	2,954
Total Europe	19,492	20,214

Asia & Africa
South Africa	1,224	1,555
Morocco	296	334
Egypt	184	104
Rest of Africa	694	549
China	368	311
Kazakhstan	226	275
South Korea	195	173
India	54	54
Rest of Asia	965	1,181
Total Asia & Africa	4,206	4,536

Total	38,467	39,184

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2019	2018
Flat products	24,062	24,136
Long products	7,384	8,160
Tubular products	1,189	1,104
Mining products	662	525
Others	5,170	5,259
Total	38,467	39,184

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2019 and 2018, respectively:

Six months ended June 30, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	9,712	3,283	18,917	3,008	—	—	34,920
Non-steel sales [1]	63	24	427	101	645	—	1,260
By-product sales [2]	59	42	454	68	—	—	623
Other sales [3]	282	167	1,000	166	17	32	1,664
Total	10,116	3,516	20,798	3,343	662	32	38,467

Six months ended June 30, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	9,684	3,336	19,204	3,561	—	—	35,785
Non-steel sales [1]	70	23	412	104	508	—	1,117
By-product sales [2]	61	50	485	99	—	—	695
Other sales [3]	242	144	955	180	17	49	1,587
Total	10,057	3,553	21,056	3,944	525	49	39,184

1.    Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.    By-products sales mainly relate to slag, waste and coke by-products;
3.    Other sales are mainly comprised of shipping and other services.